INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 12:          INCOME TAXES

a.	Income before taxes on income

Income before taxes on income is comprised as follows:

	Year ended December 31
	2012	2013	2014

Domestic	$389,213	$83,388	$55,272
Foreign (U.S.)	940	1,636	(2,865)

Total	$390,153	$85,024	$52,407

b.	Taxes on income

Taxes on income are comprised as follows:

	Year ended December 31
	2012	2013	2014

Current taxes	$59,614	$10,778	$23,432
Deferred tax expense (benefit)	102	-	(13,851)
Taxes in respect of previous years *	15,719	11,838	-

Total	$75,435	$22,616	$9,581

*	The years 2012 and 2013 include non-recurring tax expenses in respect of the release of Conduit's trapped earnings (see Note 12 f below).

Taxes on income by jurisdiction were as follows:

	Year ended December 31
	2012	2013	2014

Domestic	$75,333	$22,616	$11,716
Foreign	102	-	(2,135)

Total	$75,435	$22,616	$9,581

Domestic:
Current taxes	$59,614	$10,778	$23,272
Deferred tax benefit	-	-	(11,556)
Taxes in respect of previous years	15,719	11,838	-

Total - Domestic	$75,333	$22,616	$11,716

Foreign:
Current taxes	$-	$-	$160
Deferred tax expense (benefit)	102	-	(2,295)

Total - Foreign	$102	$-	$(2,135)

Total income tax expense	$75,435	$22,616	$9,581

c.	Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2013	2014
Deferred tax assets:
Net operating loss carry forwards	$-	$5,699
Research and development	-	4,463
Accrued restructuring costs	-	373
Accrued employee benefits	-	862
Allowance for Doubtful Debts	-	166
Other	-	528
Deferred tax assets, before valuation allowance	-	12,091
Valuation allowance	-	3,985
Total deferred tax assets, net of valuation allowance	$-	$8,106

Deferred tax liabilities:
Intangible assets	$-	$(3,189)
Property and equipment, net	(289)	(331)
Total deferred tax liabilities	$(289)	$(3,520)

Total deferred tax asset (liability), net	$(289)	$4,586

Domestic:
Current deferred tax asset	$-	$2,976
Non-current deferred tax asset	-	1,917
	$-	$4,893

Foreign:
Current deferred tax asset	$-	$24
Current deferred tax liability	(289)	-
Long-term deferred tax liability	-	(331)
	$(289)	$(307)

Total deferred tax asset (liability), net	$(289)	$4,586

Current deferred tax asset, net is included within prepaid expenses and other current assets in the balance sheets. Current deferred tax liability, net is included within accrued expenses and other liabilities in the balance sheets. Non-current deferred tax asset, net is included within other assets in the balance sheets. Long term deferred tax liability, net is included within long term liabilities in the balance sheets.

Of the change in the total valuation allowance for the year ended December 31, 2014, $1,962 relates to the increase in deferred taxes on operating loss carry-forwards and temporary differences for which a full valuation allowance was recorded. The remaining change in the valuation allowance resulted from the business combination of Perion on January 2, 2014 (see to Note 3 a).

d.	Reconciliation of the Company's effective tax rate to the statutory tax rate in Israel

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense as reported in the statement of income is as follows:

	Year ended December 31
	2012	2013	2014

Income before taxes on income	$390,153	$85,024	$52,407
Statutory tax rate in Israel	25%	25%	26.5%
Theoretical tax expense	$97,538	$21,256	$13,888

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(39,280)	(10,495)	(10,644)
Non-deductible expenses	537	1,971	4,059
Taxes in respect to release of "trapped earnings"	15,719	11,838	-
Loss and timing differences for which no deferred taxes were recorded	-	-	1,962
Tax adjustment in respect of different tax rate of foreign subsidiaries	-	-	(461)
Other	921	(1,954)	777

Taxes on income	$75,435	$22,616	$9,581

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.75	$0.19	$0.16
Diluted	$0.74	$0.19	$0.15

e.	Income tax rates

Taxable income of Israeli companies is generally subject to corporate tax at the rate of 25% for the 2012 and 2013 tax years, and 26.5% for the 2014 tax year. The corporate tax rate is scheduled to remain at a rate of 26.5% for future tax years. However, the effective tax rate payable by a company that derives income from a Preferred Enterprise (as further discussed below) may be considerably lower.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. Currently the Company does not intend to distribute any amounts of its undistributed earnings as dividend. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

The amount of undistributed earnings of foreign subsidiaries is immaterial.

f.	Law for the Encouragement of Capital Investments, 1959

The Law for Encouragement of Capital Investments, 1959 (the "Investment Law") provides tax benefits for income of Israeli companies meeting certain requirements and criteria. The Investment Law has undergone certain amendments and reforms in recent years.

The Israeli parliament enacted a reform to the Investment Law, effective January 2011. According to the reform, a flat rate tax applies to companies eligible for the "Preferred Enterprise" status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country's economic growth and is a competitive factor for the gross domestic product.

The Company's Israeli operations elected "Preferred Enterprise" status, starting in 2011.

Benefits granted to a Preferred Enterprise include reduced tax rates. In peripheral regions (Development Area A) the reduced tax rate was 10% in 2012, 7% in 2013, 9% in 2014, and will be 9% in 2015 and onwards. In other regions the tax rate was 15% in 2012, 12.5% in 2013, 16% in 2014, and will be 16% in 2015 and onwards. Preferred Enterprises in peripheral regions will be eligible for Investment Center grants, as well as the applicable reduced tax rates.

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates), or 20% for dividends which are distributed on or after January 1, 2014 and from preferred income that was produced or accrued after such date. A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company.

On November 5, 2012, the Israeli parliament approved a final bill regarding repatriations of trapped earnings out of Approved/Privileged Enterprises. The temporary provisions became effective in December 2012, the date of its official publication. The Israeli government agreed to grant a relief of 30%-60% on the amount of tax which should have been paid on distributable earnings in order to encourage companies to pay the reduced taxes during the next 12 months (the “Temporary Order”). The Temporary Order provides partial relief from Israeli corporate income tax for companies which opt to enjoy the privilege, on a linear basis: greater release of “trapped” retained earnings will result in a higher relief from corporate income tax.

In December 2012, pursuant to the Temporary Order, Conduit “released” approximately $110,000 of its “trapped” earnings out of Beneficiary Enterprise and distributed $95,542 as part of the dividend paid in 2012. The additional corporate tax incurred by Conduit in 2012 as a result of such release amounted to $15,719. Additionally, in January 2014 and as part of ClientConnect's spin-off that occurred on December 31, 2013, Conduit received a ruling from the Israel Tax Authority (the “Spin-off Ruling”), pursuant to which Conduit released an additional amount of $270,840 of its “trapped earnings”. The additional corporate tax incurred by Conduit in 2013 as a result of such release amounted to $11,838.

g.	Uncertain tax position

The following table summarizes the activity related to the Company's gross unrecognized tax benefits from January 1, 2014 to December 31, 2014:

Year ended December 31
2014

Balance at January 1	$-

Acquisition of Perion	574
Increase related to prior year tax positions	9
Increase related to current year tax positions	141

Balance at December 31	$724

As of December 31, 2014, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlements. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

The Company's tax assessments in Israel and the U.S. for tax years prior to 2011 are considered final.

h.	Tax loss carry-forwards

As of December 31, 2014, the Company's U.S. subsidiary has net operating loss carry-forwards in the amount of $15,200.

Net operating losses in the U.S. may be carried forward through periods which will expire in the years starting from 2024 up to 2034. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.